Fair Value Measurements - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Jul. 12, 2011 USD ($)	Jul. 12, 2011 RUB	Dec. 31, 2012 Floating Rate [Member]	Dec. 31, 2012 Swap transaction [Member] USD ($)	Dec. 31, 2012 Options [Member] USD ($)	Jul. 12, 2011 VTB Bank [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member]	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group One [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group Two [Member] RUB	Dec. 31, 2012 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] Options Exercise Price Range Group Three [Member] RUB
Fair Value Assets Measured On Recurring Basis [Line Items]
Non-deliverable cross currency		$ 176,367,000	5,000,000,000
Termination date of swap	2015-08-28
Underlying instrument for swap transaction							5,000,000,000
Derivative instrument interest rate							10.00%
Maturing date of bond	Aug. 25, 2020
Derivative instrument interest rate paid		5.69%	5.69%
Gain related to change in fair value of swap	6,527,000
Fair value of swap and options					14,257,000	23,623,000
Maturity date of contingent liability	May 07, 2014
Contingent liability discount rate	8.00%
Aggregate notional amount								428,016,000	13,000,000,000
Option Expiration date	Oct. 06, 2017
Ruble-denominated facilities bear floating interest rate	10.50%			10.00%
Ruble-denominated facilities bear floating interest rate	11.50%			11.00%
Derivative notional amount											6,500,000,000	5,000,000,000	1,500,000,000
Invetment Options Exercise Price											31.04	30.80	31.00
Derivative credit risk related triggering circumstances										when the barrier exchange rate (indicated at Reuters) achieves 50 Russian rubles per 1 U.S. dollar.
Gain (loss) related to the change in the fair value of derivative instruments	$ 20,276,000